Fair values - Fair value of financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets.
Securities in "Marketable securities and short-term investments"	$ 1,928,000,000	$ 725,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"	230,000,000	121,000,000
Derivative liabilities-non-current in "Other non-current liabilities"	246,000,000	367,000,000
Assets and liabilities, transfers between levels, amount	0	0	$ 0
Recurring
Assets.
Derivative assets-current in "Other current assets"	169,000,000	184,000,000
Derivative assets-non-current in "Other non-current assets"	35,000,000	27,000,000
Total financial assets, fair value	1,669,000,000	936,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"	230,000,000	121,000,000
Derivative liabilities-non-current in "Other non-current liabilities"	246,000,000	367,000,000
Total financial liabilities, fair value	$ 476,000,000	$ 488,000,000
Derivative Asset Noncurrent Statement Of Financial Position Extensible Enumeration	Other Assets, Noncurrent	Other Liabilities, Noncurrent
Non-recurring
Assets.
Total financial assets, fair value	$ 0	$ 0
Equity securities | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	1,282,000,000	355,000,000
Debt securities - U.S. government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	183,000,000	255,000,000
Debt securities - Other government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		58,000,000
Debt securities - Corporate | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		57,000,000
Level 1 | Recurring
Assets.
Derivative assets-current in "Other current assets"	0	0
Derivative assets-non-current in "Other non-current assets"	0	0
Total financial assets, fair value	183,000,000	255,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"	0	0
Derivative liabilities-non-current in "Other non-current liabilities"	0	0
Total financial liabilities, fair value	0	0
Level 1 | Equity securities | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	0	0
Level 1 | Debt securities - U.S. government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	$ 183,000,000	255,000,000
Level 1 | Debt securities - Other government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		0
Level 1 | Debt securities - Corporate | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		$ 0
Level 2
Liabilities
Derivative Asset Current Statement Of Financial Position Extensible Enumeration	Other Assets, Current	Other Assets, Current
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"	$ 169,000,000	$ 184,000,000
Derivative assets-non-current in "Other non-current assets"	35,000,000	27,000,000
Total financial assets, fair value	1,486,000,000	681,000,000
Liabilities
Derivative liabilities-current in "Other current liabilities"	230,000,000	121,000,000
Derivative liabilities-non-current in "Other non-current liabilities"	246,000,000	367,000,000
Total financial liabilities, fair value	476,000,000	488,000,000
Level 2 | Equity securities | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	1,282,000,000	355,000,000
Level 2 | Debt securities - U.S. government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	0	0
Level 2 | Debt securities - Other government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		58,000,000
Level 2 | Debt securities - Corporate | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		57,000,000
Level 3 | Recurring
Assets.
Derivative assets-current in "Other current assets"	0	0
Derivative assets-non-current in "Other non-current assets"	0	0
Total financial assets, fair value	0	0
Liabilities
Derivative liabilities-current in "Other current liabilities"	0	0
Derivative liabilities-non-current in "Other non-current liabilities"	0	0
Total financial liabilities, fair value	0	0
Level 3 | Equity securities | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	0	0
Level 3 | Debt securities - U.S. government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"	$ 0	0
Level 3 | Debt securities - Other government obligations | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		0
Level 3 | Debt securities - Corporate | Recurring
Assets.
Securities in "Marketable securities and short-term investments"		$ 0